General Information (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total current assets	$ 1,091,372,374	$ 960,006,128
Total non-current assets	1,755,378,263	1,565,330,404
Total Assets	2,846,750,637	2,525,336,532
Total current liabilities	781,115,264	521,524,086
Total non-current liabilities	640,120,070	594,993,771
Total liabilities	1,421,235,334	1,116,517,857
Non-controlling interests	117,897,071	112,244,220
Goodwill	131,172,835	$ 117,190,763
Fina La Celia S A And Bodega San Juan [Member]
Statement [Line Items]
Total current assets	4,470,464
Total non-current assets	8,783,049
Total Assets	13,253,513
Total current liabilities	370,326
Total non-current liabilities	1,200,124
Total liabilities	1,570,450
Net identifiable assets acquired	11,683,063
Bargain purchase gain	(3,043,107)
Investment Value	8,639,956
Cerverica Czot Spa [Member]
Statement [Line Items]
Total current assets	131,599
Total non-current assets	451,672
Total Assets	583,271
Total current liabilities	158,551
Total non-current liabilities	90,067
Total liabilities	248,618
Net identifiable assets acquired	334,653
Non-controlling interests	(167,323)
Goodwill	202,470
Investment Value	369,800
Mahina SPA [Member]
Statement [Line Items]
Total current assets	114,510
Total non-current assets	1,035,490
Total Assets	1,150,000
Total current liabilities	0
Total liabilities	0
Net identifiable assets acquired	1,150,000
Non-controlling interests	(573,955)
Bargain purchase gain	(1,045)
Investment Value	575,000
La Consulta Vineyard [Member]
Statement [Line Items]
Total current assets	0
Total non-current assets	2,730,067
Total Assets	2,730,067
Total current liabilities	0
Total non-current liabilities	549,697
Total liabilities	549,697
Net identifiable assets acquired	2,180,370
Bargain purchase gain	(1,677,294)
Investment Value	$ 503,076